Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	15,762,860	15,762,860
Common stock, shares outstanding	15,762,860	15,762,860
PHONEBRASIL INTERNATIONAL, INC.
Preferred stock, par value (in Dollars)		$ 0.000001	$ 0.000001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		10,000,000	0
Preferred stock, shares outstanding		10,000,000	0
PHONEBRASIL INTERNATIONAL, INC. | Common Stock
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		75,000,000	75,000,000
Common stock, shares issued		290,340	110,340
Common stock, shares outstanding		290,340	110,340